Label	Element	Value
LORD ABBETT BOND DEBENTURE FUND INC
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 50 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 310% of the average value of its portfolio.
Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	310.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its objective, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds, debentures and other fixed income securities. The Fund may invest a substantial portion of its net assets in high-yield securities (commonly referred to as “below investment grade” or “junk” bonds). High-yield securities are debt securities that are rated BB/Ba or lower by an independent rating agency, or are unrated but determined by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality.

The Fund’s investments consist of the following types of securities and other financial instruments:

• U.S. high-yield securities;

• U.S. investment grade fixed income securities;

• convertible securities;

• foreign (including emerging market) securities;

• mortgage-backed, mortgage-related, and other asset backed securities;

• government securities, including U.S. Government securities, municipal securities, and non-U.S. sovereign government securities;

• loans, including bridge loans, novations, assignments and participations;

• structured securities and other hybrid instruments, including collateralized loan obligations (“CLOs”);

• inflation-linked instruments; and

• equity securities.

Under normal conditions, the Fund allocates its assets principally among fixed income securities in the following four asset categories: U.S. high yield securities; U.S. investment grade fixed income securities; convertible securities; and foreign (including emerging market) securities. However, the Fund may invest substantially all of its assets in any one of these categories at any time, provided that (i) at least 20% of the Fund’s net assets are invested in any combination of investment grade debt securities, U.S. Government securities, and cash equivalents, and (ii) the Fund’s investments in foreign securities, which are securities of non-U.S. issuers that are denominated in non-U.S. currencies, do not exceed 20% of its net assets.

The Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, and similar instruments. The Fund may invest up to 15% of its net assets in floating or adjustable rate loans, including bridge loans, novations, assignments, and participations.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team selects securities using a bottom-up analysis of an issuer’s management quality, credit risk, and relative market position, and industry dynamics, as well as an evaluation of conditions within the broader economy. The portfolio management team attempts to reduce risk through portfolio diversification, credit analysis, and attention to current developments and trends in interest rates and economic conditions.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter 2nd Q 2020 +10.10% Worst Quarter 1st Q 2020 -11.90%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

LORD ABBETT BOND DEBENTURE FUND INC | PRINCIPAL RISKS
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

LORD ABBETT BOND DEBENTURE FUND INC | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
LORD ABBETT BOND DEBENTURE FUND INC | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
LORD ABBETT BOND DEBENTURE FUND INC | · Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

LORD ABBETT BOND DEBENTURE FUND INC | · Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

LORD ABBETT BOND DEBENTURE FUND INC | · Fixed Income Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

LORD ABBETT BOND DEBENTURE FUND INC | · High Yield Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High Yield Securities Risk: High yield securities (commonly referred to as “junk” bonds) typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for high yield securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

LORD ABBETT BOND DEBENTURE FUND INC | · Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of securities issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

LORD ABBETT BOND DEBENTURE FUND INC | · Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

LORD ABBETT BOND DEBENTURE FUND INC | · Liquidity/Redemption Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

LORD ABBETT BOND DEBENTURE FUND INC | · Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

LORD ABBETT BOND DEBENTURE FUND INC | · Industry and Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund is overweight in a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

LORD ABBETT BOND DEBENTURE FUND INC | · Convertible Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

LORD ABBETT BOND DEBENTURE FUND INC | · Government Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support. Past long-term U.S. credit rating downgrades have introduced greater uncertainty about the ability of the United States to repay its obligations. The value of the Fund’s shares may be adversely affected by any future rating agency downgrades.

LORD ABBETT BOND DEBENTURE FUND INC | · Mortgage-Related and Other Asset-Backed Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related securities, including commercial mortgage-backed securities (“CMBS”) and other privately issued mortgage-related securities, and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of mortgage-related and other asset-backed securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

LORD ABBETT BOND DEBENTURE FUND INC | · Inflation-Linked Investments Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Inflation-Linked Investments Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

LORD ABBETT BOND DEBENTURE FUND INC | · Municipal Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

LORD ABBETT BOND DEBENTURE FUND INC | · Sovereign Debt Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Sovereign Debt Risk: Sovereign debt securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

LORD ABBETT BOND DEBENTURE FUND INC | · Foreign and Emerging Market Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks. These companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. Foreign company securities also include American Depositary Receipts (“ADRs”), which may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. In certain emerging market countries, governments participate to a significant degree in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

LORD ABBETT BOND DEBENTURE FUND INC | · Foreign Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign Currency Risk: Investments in securities that are denominated or receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

LORD ABBETT BOND DEBENTURE FUND INC | · Loan Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Loan Risk: Investments in floating or adjustable rate loans are subject to increased credit and liquidity risks. Loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the loan market or related markets. Below investment grade loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Loans may be subject to structural subordination and may be subordinated to other obligations of the borrower or its subsidiaries.

LORD ABBETT BOND DEBENTURE FUND INC | · Collateralized Loan Obligations and Other Collateralized Obligations Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Collateralized Loan Obligations and Other Collateralized Obligations Risk: An investment in a CLO can be viewed as investing in (or through) another investment adviser and is subject to the layering of fees associated with such an investment. The risks of investing in a CLO generally can be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

LORD ABBETT BOND DEBENTURE FUND INC | · Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

LORD ABBETT BOND DEBENTURE FUND INC | · High Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income when distributed to shareholders.

LORD ABBETT BOND DEBENTURE FUND INC | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.87%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
LORD ABBETT BOND DEBENTURE FUND INC | ICE BofA U.S. High Yield Constrained Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.15%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
LORD ABBETT BOND DEBENTURE FUND INC | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1],[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,377
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	321
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	524
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	744
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,377
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	10.10%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(11.90%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.61%
Annual Return [Percent]	oef_AnnlRtrPct	12.35%
Annual Return [Percent]	oef_AnnlRtrPct	9.21%
Annual Return [Percent]	oef_AnnlRtrPct	(3.79%)
Annual Return [Percent]	oef_AnnlRtrPct	13.37%
Annual Return [Percent]	oef_AnnlRtrPct	7.60%
Annual Return [Percent]	oef_AnnlRtrPct	3.26%
Annual Return [Percent]	oef_AnnlRtrPct	(12.68%)
Annual Return [Percent]	oef_AnnlRtrPct	6.85%
Annual Return [Percent]	oef_AnnlRtrPct	6.77%
Annual Return [Percent]	oef_AnnlRtrPct	8.39%
LORD ABBETT BOND DEBENTURE FUND INC | Class A Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.55%
LORD ABBETT BOND DEBENTURE FUND INC | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.65%
LORD ABBETT BOND DEBENTURE FUND INC | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[4]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.83%	[5]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 262
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,720
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,720
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.71%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.57%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.19%	[6]
LORD ABBETT BOND DEBENTURE FUND INC | Class F Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,061
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.95%
LORD ABBETT BOND DEBENTURE FUND INC | Class F3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	835
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	373
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 835
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.15%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
LORD ABBETT BOND DEBENTURE FUND INC | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 942
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.06%
LORD ABBETT BOND DEBENTURE FUND INC | Class P Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,466
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.64%
LORD ABBETT BOND DEBENTURE FUND INC | Class R2 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	745
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,635
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.45%
LORD ABBETT BOND DEBENTURE FUND INC | Class R3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,523
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.54%
LORD ABBETT BOND DEBENTURE FUND INC | Class R4 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,236
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.81%
LORD ABBETT BOND DEBENTURE FUND INC | Class R5 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 942
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.07%
LORD ABBETT BOND DEBENTURE FUND INC | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	835
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	373
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 835
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.14%

[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]

Acquired Fund Fees and Expenses include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including business development companies. Because acquired fund fees and expenses are not borne directly by the Fund, they are not reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights. Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to the underlying fund’s adviser or its affiliates, including affiliates of Lord Abbett. Acquired Fund Fees and Expenses are based on historic fees and expenses; and future Acquired Fund Fees and Expenses may be substantially higher or lower because certain fees are based on the performance of the underlying funds, which may fluctuate over time.

[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[6]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.